Leases	8 Months Ended
Jan. 07, 2024
Leases [Abstract]
Leases
Note 7 – Leases
The Company leases various assets, including real estate, retail buildings, restaurant equipment, and office equipment. The Company has non-cancelable operating leases expiring at various times through 2036.
In June 2023, the Company entered into a lease amendment for one location that resulted in a lease modification in accordance with Accounting Standards Codification 842, Leases (ASC 842), under which the Company received an abatement of $4,673 and deferral of previously unpaid rent of $4,500. The modification of the lease increased the lease liability by $2,678, decreased accrued occupancy costs by $9,173, and decreased the lease asset, which resulted in a gain of $3,281 that is included as a reduction in the Company’s store occupancy costs, excluding depreciation, line of the unaudited condensed consolidated statements of operations for the thirty-six weeks ended January 7, 2024.
As of January 7, 2024, the Company entered into additional operating leases with $64,769 in aggregate future fixed lease payments related to new locations, which have not yet commenced. As of January 7, 2024, the Company did not have control of the underlying properties.
The components of lease expense are as follows:

	Twelve Weeks Ended		Thirty-Six Weeks Ended
	January 7, 2024	January 1, 2023	January 7, 2024	January 1, 2023
Operating lease cost	$3,701	$3,321	$7,579	$9,120
Variable lease cost	$1,654	$1,611	$4,525	$4,744
Total lease cost	$5,355	$4,932	$12,104	$13,864
The operating lease costs, except pre-opening costs of $303 and $1,306 for the twelve and thirty-six weeks ended January 7, 2024, respectively, and $495 and $939 for the twelve and thirty-six weeks ended January 1, 2023, are included within store occupancy costs on the unaudited condensed consolidated statements of operations.
Leases
The Company leases various assets, including real estate, retail buildings, restaurant equipment, and office equipment. The Company has noncancelable operating leases expiring at various times through 2036.
Policy Elections & Significant Judgments
The Company has made an accounting policy election applicable to all asset classes not to record leases with an initial term of twelve months or less on the balance sheet as allowed within ASC 842. For leases with an initial term greater than 12 months, a related lease liability is recorded on the balance sheet at the present value of future fixed payments discounted at the Company’s estimated fully collateralized borrowing rate corresponding with the lease term (i.e. incremental borrowing rate). In addition, a right-of-use asset is recorded as the initial amount of the lease liability, plus any initial direct costs incurred and lease prepayment, less any tenant improvement allowance incentives received. Most of the Company’s leases include one or more options to renew, with terms that can extend from 5-10 years. To determine the expected lease term, we excluded all options as it is not reasonably certain we would exercise these options.
Lease payments include fixed payments and variable payments for common area maintenance costs, real estate taxes, insurance related to leases or additional rent based upon sales volume (variable lease cost). Variable lease costs are expensed as incurred whereas fixed lease costs are recorded on a straight-line basis over the life of the lease. The Company does not separate lease and non-lease components (e.g. common area maintenance), which is a policy maintained for all asset classes. Leases do not contain any material residual value guarantee or material restrictive covenants.
The discount rate used to determine the amount of right-of-use assets and lease liabilities is the interest rate implicit in the lease, when known. If the rate is not implicit in the lease, the Company uses its incremental borrowing rate, which is derived based on available information at commencement date.
In fiscal year 2022, the Company entered into agreements with landlords to defer and abate rent due to COVID-19 restrictions around government shutdowns and capacity limitations. The Company elected to take the rent reductions as a gain in the period when the abatement agreements became effective which were recorded as an adjustment to variable lease costs within store occupancy costs in the Statements of Operations. The Company recorded deferrals as accrued occupancy costs within the balance sheet, and pay them in accordance with the established agreements. In addition to abatements and deferrals, in some cases the Company renegotiated terms that resulted in an increase to both the right-of-use asset and lease liability of $16,586 in fiscal year 2022 and $1,061 in fiscal year 2021.
As of April 30, 2023, the Company entered into additional operating leases with $93,682 in aggregate future fixed lease payments related to new locations, which have not yet commenced. As of April 30, 2023, the Company did not have control of the underlying properties.
The components of lease expense are as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Operating Lease Cost	$14,199	$12,381	$11,211
Variable Lease Cost	3,616	(1,995)	1,926
Short-term lease cost	43	223	139
Total lease cost	$17,858	$10,609	$13,276
The operating lease costs, except pre-opening costs, are included within store occupancy costs on the Consolidated Statements of Operations.
Supplemental cash flow information is as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$25,549	$20,896	$2,017
The aggregate future fixed lease payments for operating leases as of April 30, 2023 are as follows:

Operating leases
2024	$17,116
2025	23,398
2026	17,885
2027	17,131
2028	16,104
Thereafter	68,017
Total lease payments	159,651
Less: interest	(57,526)
Total	$102,125
Other information related to operating leases is as follows:

	2023	2022
Weighted-average remaining lease term (years)	9.8	9.5
Weighted-average discount rate	9.5%	8.6%